Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 1,170,246	$ 1,167,924
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	591,234	536,066
1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	300,527	319,640
3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	35,628	42,602
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	95,191	105,563
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	15,295	51,189
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	64,966	47,263
More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	67,405	65,601
Deposits - The Central banks
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	86,729	126,485
Deposits - The Central banks | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	78,399	126,454
Deposits - The Central banks | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,228
Deposits - The Central banks | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	102
Deposits - The Central banks | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost		31
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	84,877	65,402
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	39,213	28,061
Deposits - Credit institutions | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	39,039	11,854
Deposits - Credit institutions | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,589	3,461
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,595	11,991
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	150	7,189
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	155	231
Deposits - Credit institutions | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,136	2,615
Deposits - Customers
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	784,735	750,763
Deposits - Customers | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	541,585	499,711
Deposits - Customers | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	154,195	158,037
Deposits - Customers | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	21,356	29,693
Deposits - Customers | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	55,574	52,967
Deposits - Customers | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,657	5,130
Deposits - Customers | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,178	3,794
Deposits - Customers | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,190	1,431
Marketable debt securities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	118,403	148,403
Marketable debt securities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	14,742	20,808
Marketable debt securities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,043	7,914
Marketable debt securities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	32,892	35,816
Marketable debt securities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,116	33,092
Marketable debt securities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	54,626	38,471
Marketable debt securities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	7,984	12,302
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	78,264	61,556
Subordinated liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	10,463	198
Subordinated liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	417	398
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,275	2,173
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,007	4,767
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,007	4,767
Subordinated liabilities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	55,095	49,253
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	17,238	15,315
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	10,436	8,294
Other financial liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,689	2,289
Other financial liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	995	1,136
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,753	2,616
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 365	$ 980